Average Annual Total Returns - SA JPMorgan Diversified Balanced Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	MSCI World Index (net) 1 Year	MSCI World Index (net) 5 Years	MSCI World Index (net) 10 Years	Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Blended Index 1 Year	Blended Index 5 Years	Blended Index 10 Years
Total	14.34%	9.04%	9.04%	14.21%	8.88%	8.88%	14.03%	8.77%	8.76%	15.90%	12.19%	9.87%	8.92%	4.98%	4.19%	13.88%	9.56%	7.83%